Borrowings (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jan. 25, 2023	Dec. 31, 2022
Borrowings (Details) [Line Items]
Borrowings, interest rate	12.52%		12.41%
Notional amount	$ 61.0
Borrowings From Related Parties	84.1
Senior Bonds [member]
Borrowings (Details) [Line Items]
Notional amount	540.2
Tranche B Convertible Bonds [Member]
Borrowings (Details) [Line Items]
Notional amount	$ 9.9
Debt instruments issued		$ 10.0
Description of conversion of debt to equity	Holders of the Tranche B Convertible Bonds may elect, at their sole discretion, to convert all or part of the principal amount and accrued interest into Alvotech ordinary shares at a conversion price of $10.00 per share on December 31, 2023, or June 30, 2024.
Tranche A Convertible Bonds [Member]
Borrowings (Details) [Line Items]
Notional amount	$ 41.3
Aztiq Convertible Bond [member]
Borrowings (Details) [Line Items]
Notional amount	13.8
Mitsui Convertible Bond [member]
Borrowings (Details) [Line Items]
Notional amount	54.1
Shinhan Convertible Bond [member]
Borrowings (Details) [Line Items]
Notional amount	5.0
Alvogen Facility [Member]
Borrowings (Details) [Line Items]
Notional amount	70.3
Landsbankinn Loan 1 [Member]
Borrowings (Details) [Line Items]
Notional amount	17.1
Landsbankinn Loan 2 [Member]
Borrowings (Details) [Line Items]
Notional amount	$ 32.7
USD SOFR [Member] | Landsbankinn Loan 1 [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate	4.75%
USD SOFR [Member] | Landsbankinn Loan 2 [Member]
Borrowings (Details) [Line Items]
Borrowings, interest rate	3.75%